Shareholder Report, Average Annual Return (Details) 191530_Roundhill Acquirers Deep Value ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Acquirers Small and Micro Deep Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Acquirers Small and Micro Deep Value ETF NAV
Average Annual Return, Percent	22.96%	6.03%	8.40%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	20.38%	12.79%	15.37%
Deep Value-Acquirers Deep Value Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Deep Value-Acquirers Deep Value Blended Index
Average Annual Return, Percent	24.40%	6.87%	9.18%
S&P 600 (TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 600 (TR)
Average Annual Return, Percent	24.08%	6.92%	10.54%